Schedule of list of subsidiaries (Details)		6 Months Ended		12 Months Ended
	Jun. 02, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
ALPS Biotech Sdn. Bhd. [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				ALPS Biotech Sdn. Bhd.
Date of acquisition				May 9, 2019
Place of incorporation				Malaysia
Effective interest rate				95.00%	95.00%
Place of incorporation				Investment advisory services, leasing of intellectual property and research and development on medical sciences
ALPS Biotech Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		ALPS Biotech Sdn. Bhd.
Date of acquisition		May 9, 2019
Place of incorporation		Malaysia
Effective interest rate		95.00%	95.00%
Place of incorporation		Investment advisory services, leasing of intellectual property and research and development on medical sciences
Alpscap Berhad [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				Alpscap Berhad
Date of acquisition				April 11, 2018
Place of incorporation				Malaysia
Effective interest rate	51.00%			51.00%	95.00%
Place of incorporation				Investment holding
Alpscap Berhad [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Alpscap Berhad
Date of acquisition		April 11, 2018
Place of incorporation		Malaysia
Effective interest rate	51.00%	51.00%	95.00%
Place of incorporation		Investment holding
ALPS Wellness Centre Sdn. Bhd. [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				ALPS Wellness Centre Sdn. Bhd.
Date of acquisition				March 31, 2021
Place of incorporation				Malaysia
Effective interest rate				100.00%	100.00%
Place of incorporation				Business of health screening, beauty aesthetics and to act as wellness centre
ALPS Wellness Centre Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		ALPS Wellness Centre Sdn. Bhd.
Date of acquisition		March 31, 2021
Place of incorporation		Malaysia
Effective interest rate		100.00%	100.00%
Place of incorporation		Business of health screening, beauty aesthetics and to act as wellness centre
Celestialab Sdn. Bhd. [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				Celestialab Sdn. Bhd.
Date of acquisition				February 7, 2018
Place of incorporation				Malaysia
Effective interest rate				100.00%	100.00%
Place of incorporation				Medical research, cultivating and manufacturing stem cells
Celestialab Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Celestialab Sdn. Bhd.
Date of acquisition		February 7, 2018
Place of incorporation		Malaysia
Effective interest rate		100.00%	100.00%
Place of incorporation		Medical research, cultivating and manufacturing stem cells
Celebre Pro Medic Sdn. Bhd. [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				Celebre Pro Medic Sdn. Bhd.
Date of acquisition				July 15, 2020
Place of incorporation				Malaysia
Effective interest rate				100.00%	100.00%
Place of incorporation				Business of beauty, healthcare consultancy and therapist
Celebre Pro Medic Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Celebre Pro Medic Sdn. Bhd.
Date of acquisition		July 15, 2020
Place of incorporation		Malaysia
Effective interest rate		100.00%	100.00%
Place of incorporation		Business of beauty, healthcare consultancy and therapist
Mont Life (M) Sdn. Bhd. [Member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				Mont Life (M) Sdn. Bhd.
Date of acquisition				July 6, 2020
Place of incorporation				Malaysia
Effective interest rate				100.00%	100.00%
Place of incorporation				Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties
Mont Life (M) Sdn. Bhd. [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Mont Life (M) Sdn. Bhd.
Date of acquisition		July 6, 2020
Place of incorporation		Malaysia
Effective interest rate		100.00%	100.00%
Place of incorporation		Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties
Mygenome Sdn. Bhd. [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				Mygenome Sdn. Bhd.
Date of acquisition				November 27, 2018
Place of incorporation				Malaysia
Effective interest rate				99.00%	99.00%
Place of incorporation				Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments
Mygenome Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Mygenome Sdn. Bhd.
Date of acquisition		November 27, 2018
Place of incorporation		Malaysia
Effective interest rate		99.00%	99.00%
Place of incorporation		Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments
TMC Global Holdings Sdn. Bhd. [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				TMC Global Holdings Sdn. Bhd.
Date of acquisition				July 15, 2020
Place of incorporation				Malaysia
Effective interest rate				100.00%	100.00%
Place of incorporation				Beauty and health care consultants
TMC Global Holdings Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		TMC Global Holdings Sdn. Bhd.
Date of acquisition		July 15, 2020
Place of incorporation		Malaysia
Effective interest rate		100.00%	100.00%
Place of incorporation		Beauty and healthcare consultants
Alps Insurance PCC INC [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Name of company				Alps Insurance PCC INC
Date of acquisition				April 10, 2023
Place of incorporation				Labuan
Effective interest rate	51.00%			51.00%
Place of incorporation				Licensed Labuan insurance captive
Alps Insurance PCC INC [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Alps Insurance PCC INC
Date of acquisition		April 10, 2023
Place of incorporation		Labuan
Effective interest rate	51.00%	51.00%
Place of incorporation		Licensed Labuan insurance captive
Alps Global Holding Berhad [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		ALPS Global Holding Berhad
Date of acquisition		June 11, 2024
Place of incorporation		Malaysia
Effective interest rate		100.00%
Place of incorporation		Investment holding company